UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21574

 NAME OF REGISTRANT:                     Eaton Vance Floating-Rate
                                         Income Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: Two International Place
                                         Boston, MA 02110

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Maureen A. Gemma, Esq.
                                         Two International Place
                                         Boston, MA 02110

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                05/31

 DATE OF REPORTING PERIOD:               07/01/2009 - 06/30/2010


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


Eaton Vance Floating-Rate Income Trust
--------------------------------------------------------------------------------------------------------------------------
 BLACKROCK FLTING RT INCOME ST FD II INC                                                     Agenda Number:  933122400
--------------------------------------------------------------------------------------------------------------------------
        Security:  09255Y108
    Meeting Type:  Annual
    Meeting Date:  26-Aug-2009
          Ticker:  FRB
            ISIN:  US09255Y1082
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       G NICHOLAS BECKWITH III                                   Mgmt          For                            For
       RICHARD E. CAVANAGH                                       Mgmt          For                            For
       RICHARD S. DAVIS                                          Mgmt          For                            For
       KENT DIXON                                                Mgmt          For                            For
       FRANK J. FABOZZI                                          Mgmt          For                            For
       KATHLEEN F. FELDSTEIN                                     Mgmt          For                            For
       JAMES T. FLYNN                                            Mgmt          For                            For
       HENRY GABBAY                                              Mgmt          For                            For
       JERROLD B. HARRIS                                         Mgmt          For                            For
       R. GLENN HUBBARD                                          Mgmt          For                            For
       W. CARL KESTER                                            Mgmt          For                            For
       KAREN P. ROBARDS                                          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BLACKROCK GLOBAL FUND                                                                       Agenda Number:  933122385
--------------------------------------------------------------------------------------------------------------------------
        Security:  091941104
    Meeting Type:  Annual
    Meeting Date:  26-Aug-2009
          Ticker:  BGT
            ISIN:  US0919411043
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       RICHARD S. DAVIS                                          Mgmt          For                            For
       JAMES T. FLYNN                                            Mgmt          For                            For
       KAREN P. ROBARDS                                          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 FIRST TRUST/FOUR CORNERS SR FLOATING                                                        Agenda Number:  933133314
--------------------------------------------------------------------------------------------------------------------------
        Security:  33733Q107
    Meeting Type:  Annual
    Meeting Date:  22-Sep-2009
          Ticker:  FCM
            ISIN:  US33733Q1076
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       NIEL B. NIELSON                                           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 FIRST TRUST/FOUR CORNERS SR FLOATING                                                        Agenda Number:  933133314
--------------------------------------------------------------------------------------------------------------------------
        Security:  33733U108
    Meeting Type:  Annual
    Meeting Date:  22-Sep-2009
          Ticker:  FCT
            ISIN:  US33733U1088
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       NIEL B. NIELSON                                           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 GREEKTOWN HOLDINGS                                                                          Agenda Number:  933145193
--------------------------------------------------------------------------------------------------------------------------
        Security:  392484AA9
    Meeting Type:  Consent
    Meeting Date:  08-Oct-2009
          Ticker:
            ISIN:  US392484AA95
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     THE PLAN                                                  Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 ING PRIME RATE TRUST                                                                        Agenda Number:  933277899
--------------------------------------------------------------------------------------------------------------------------
        Security:  44977W106
    Meeting Type:  Annual
    Meeting Date:  29-Jun-2010
          Ticker:  PPR
            ISIN:  US44977W1062
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       COLLEEN D. BALDWIN                                        Mgmt          For                            For
       PATRICIA W. CHADWICK                                      Mgmt          For                            For
       ROBERT W. CRISPIN                                         Mgmt          For                            For
       PETER S. DROTCH                                           Mgmt          For                            For
       J. MICHAEL EARLEY                                         Mgmt          For                            For
       PATRICK W. KENNY                                          Mgmt          For                            For
       SHAUN P. MATHEWS                                          Mgmt          For                            For
       SHERYL K. PRESSLER                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 LMP CORPORATE LOAN FUND                                                                     Agenda Number:  933180844
--------------------------------------------------------------------------------------------------------------------------
        Security:  50208B100
    Meeting Type:  Annual
    Meeting Date:  26-Jan-2010
          Ticker:  TLI
            ISIN:  US50208B1008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       CAROL L. COLMAN                                           Mgmt          For                            For
       R. JAY GERKEN                                             Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN FLOATING RATE INCOME FUND                                                            Agenda Number:  933159673
--------------------------------------------------------------------------------------------------------------------------
        Security:  67072T108
    Meeting Type:  Annual
    Meeting Date:  30-Mar-2010
          Ticker:  JFR
            ISIN:  US67072T1088
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1D     DIRECTOR
       ROBERT P. BREMNER*                                        Mgmt          For                            *
       JACK B. EVANS*                                            Mgmt          For                            *
       WILLIAM J. SCHNEIDER*                                     Mgmt          For                            *
       WILLIAM C. HUNTER**                                       Mgmt          For                            *




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN FLOATING RATE INCOME OPPORTUNITY                                                     Agenda Number:  933159673
--------------------------------------------------------------------------------------------------------------------------
        Security:  6706EN100
    Meeting Type:  Annual
    Meeting Date:  30-Mar-2010
          Ticker:  JRO
            ISIN:  US6706EN1001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1D     DIRECTOR
       ROBERT P. BREMNER*                                        Mgmt          For                            *
       JACK B. EVANS*                                            Mgmt          For                            *
       WILLIAM J. SCHNEIDER*                                     Mgmt          For                            *
       WILLIAM C. HUNTER**                                       Mgmt          For                            *




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN SENIOR INCOME FUND                                                                   Agenda Number:  933159673
--------------------------------------------------------------------------------------------------------------------------
        Security:  67067Y104
    Meeting Type:  Annual
    Meeting Date:  30-Mar-2010
          Ticker:  NSL
            ISIN:  US67067Y1047
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1D     DIRECTOR
       ROBERT P. BREMNER*                                        Mgmt          For                            *
       JACK B. EVANS*                                            Mgmt          For                            *
       WILLIAM J. SCHNEIDER*                                     Mgmt          For                            *
       WILLIAM C. HUNTER**                                       Mgmt          For                            *




--------------------------------------------------------------------------------------------------------------------------
 PANOLAM INDUSTRIES INTERNATIONAL, INC.                                                      Agenda Number:  933152441
--------------------------------------------------------------------------------------------------------------------------
        Security:  698604AG0
    Meeting Type:  Consent
    Meeting Date:  02-Nov-2009
          Ticker:
            ISIN:  US698604AG03
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     THE PLAN                                                  Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 PIMCO FLOATING RATE INCOME FUND                                                             Agenda Number:  933165208
--------------------------------------------------------------------------------------------------------------------------
        Security:  72201H108
    Meeting Type:  Annual
    Meeting Date:  16-Dec-2009
          Ticker:  PFL
            ISIN:  US72201H1086
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       R. PETER SULLIVAN III                                     Mgmt          For                            For
       JOHN C. MANEY                                             Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 PIMCO FLOATING RATE STRATEGY FUND                                                           Agenda Number:  933165222
--------------------------------------------------------------------------------------------------------------------------
        Security:  72201J104
    Meeting Type:  Annual
    Meeting Date:  16-Dec-2009
          Ticker:  PFN
            ISIN:  US72201J1043
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       R. PETER SULLIVAN III                                     Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 PIONEER FLOATING RATE TRUST                                                                 Agenda Number:  933132261
--------------------------------------------------------------------------------------------------------------------------
        Security:  72369J102
    Meeting Type:  Annual
    Meeting Date:  08-Oct-2009
          Ticker:  PHD
            ISIN:  US72369J1025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       MARY K. BUSH                                              Mgmt          For                            For
       THOMAS J. PERNA                                           Mgmt          For                            For

02     TO APPROVE AN AMENDED AND RESTATED MANAGEMENT             Mgmt          For                            For
       AGREEMENT WITH PIONEER INVESTMENT MANAGEMENT,
       INC




--------------------------------------------------------------------------------------------------------------------------
 RATHGIBSON INC.                                                                             Agenda Number:  933145181
--------------------------------------------------------------------------------------------------------------------------
        Security:  75409FAC9
    Meeting Type:  Consent
    Meeting Date:  29-Sep-2009
          Ticker:
            ISIN:  US75409FAC95
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     THE PLAN - CLASS 8                                        Mgmt          No vote

02     OPT OUT ELECTION - CLASS 8                                Mgmt          No vote

03     THE PLAN - CLASS 4                                        Mgmt          No vote

04     OPT OUT ELECTION - CLASS 4                                Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 SEM GROUP L.P                                                                               Agenda Number:  933127917
--------------------------------------------------------------------------------------------------------------------------
        Security:  81662TAA3
    Meeting Type:  Consent
    Meeting Date:  21-Oct-2009
          Ticker:
            ISIN:  US81662TAA34
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     THE PLAN                                                  Mgmt          For




--------------------------------------------------------------------------------------------------------------------------
 VAN KAMPEN SENIOR INCOME TRUST                                                              Agenda Number:  933197697
--------------------------------------------------------------------------------------------------------------------------
        Security:  920961109
    Meeting Type:  Special
    Meeting Date:  16-Apr-2010
          Ticker:  VVR
            ISIN:  US9209611097
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     TO APPROVE A NEW INVESTMENT ADVISORY AGREEMENT            Mgmt          For                            For
       WITH INVESCO ADVISERS, INC.

1B     TO APPROVE A MASTER SUBADVISORY AGREEMENT BETWEEN         Mgmt          For                            For
       INVESCO ADVISERS, INC. AND ITS AFFILIATES.




--------------------------------------------------------------------------------------------------------------------------
 WELLMAN HOLDINGS, INC.                                                                      Agenda Number:  933159938
--------------------------------------------------------------------------------------------------------------------------
        Security:  949700AA6
    Meeting Type:  Annual
    Meeting Date:  09-Dec-2009
          Ticker:
            ISIN:  US949700AA66
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF CHARLES MACALUSO (AT-LARGE DIRECTOR)          Mgmt          For                            For

1B     ELECTION OF DUNCAN H. COCROFT (AT-LARGE DIRECTOR)         Mgmt          For                            For

1C     ELECTION OF KENNETH A. GHAZEY (AT-LARGE DIRECTOR)         Mgmt          For                            For

1D     ELECTION OF JAMES D. JACKSON (AT-LARGE DIRECTOR)          Mgmt          For                            For

1E     ELECTION OF LINDA KOFFENBERGER (AT-LARGE DIRECTOR)        Mgmt          For                            For

1F     ELECTION OF ARI M. CHANEY (THIRD LIEN DIRECTOR)           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 WELLMAN HOLDINGS, INC.                                                                      Agenda Number:  933159926
--------------------------------------------------------------------------------------------------------------------------
        Security:  949700108
    Meeting Type:  Annual
    Meeting Date:  09-Dec-2009
          Ticker:
            ISIN:  US9497001084
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       MARK J. RUDAY *                                           Mgmt          For                            For

1A     ELECTION OF CHARLES MACALUSO (AT-LARGE DIRECTOR)          Mgmt          For                            For

1B     ELECTION OF DUNCAN H. COCROFT (AT-LARGE DIRECTOR)         Mgmt          For                            For

1C     ELECTION OF KENNETH A. GHAZEY (AT-LARGE DIRECTOR)         Mgmt          For                            For

1D     ELECTION OF JAMES D. JACKSON (AT-LARGE DIRECTOR)          Mgmt          For                            For

1E     ELECTION OF LINDA KOFFENBERGER (AT-LARGE DIRECTOR)        Mgmt          For                            For



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Eaton Vance Floating-Rate Income Trust
By (Signature)       /s/ Scott H. Page
Name                 Scott H. Page
Title                President
Date                 08/30/2010